Capital Commitments - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Outstanding capital commitments	€ 357.5	€ 285.9	€ 114.1